UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altai Capital Management, L.P.
Address: 152 West 57th Street
         10th Floor
         New York, NY  10019

13F File Number:  028-14327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Toby E. Symonds
Title:     Managing Principal
Phone:     212-201-5763

Signature, Place, and Date of Signing:

 /s/ Toby E. Symonds     New York, NY / USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $227,706 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLUE COAT SYSTEMS INC          COM NEW          09534T508    29071  2094459 SH       SOLE                  2094459
DYNEGY INC DEL                 COM              26817G300    18608  4516384 SH       SOLE                  4516384
EASTMAN KODAK CO               COM              277461109      132   168778 SH       SOLE                   168778
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    22231  1034981 SH       SOLE                  1034981
LEAP WIRELESS INTL INC         COM NEW          521863308    12353  1787722 SH       SOLE                  1787722
MCMORAN EXPLORATION CO         COM              582411104    23415  2358012 SH       SOLE                  2358012
MEMC ELECTR MATLS INC          COM              552715104    21389  4081830 SH       SOLE                  4081830
REALD INC                      COM              75604L105     6151   657885 SH       SOLE                   657885
SIX FLAGS ENTMT CORP NEW       COM              83001A102    94356  3403880 SH       SOLE                  3403880